Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENTS [Abstract]
Fair Value of Investments
The significant unobservable input used to determine the fair value of an investment under the market adjusted Option Pricing Model Backsolve is as follows:

	As of December 31,
Unobservable input (1)	2023	2024
Equity value adjustment	(54%)	(73%)

(1)	Significant increase (decrease) in the input would result in a significantly higher (lower) fair value measurement, depending on the materiality of the investment.

Fair Values of Assets and Liabilities
Assets and liabilities measured or reported at fair value on a recurring basis are summarized below:

	As of December 31, 2023
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	$	$	$	$

Held-to-maturity investments	1,780,898	–	407	1,781,305
Available-for-sale investments	4,177,564	–	20,442	4,198,006
Equity securities	23,495	87	–	23,582
Other assets	–	–	9,465	9,465
Derivative assets (1)	–	13	–	13
Derivative liabilities (2)	–	(2,818)	–	(2,818)
Share appreciation rights	(5,522)	–	–	(5,522)
2024 Convertible Notes	–	–	(168,410)	(168,410)
2025 Convertible Notes	–	–	(1,179,739)	(1,179,739)
2026 Convertible Notes	–	–	(1,556,532)	(1,556,532)

	5,976,435	(2,718)	(2,874,367)	3,099,350

	As of December 31, 2024
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	$	$	$	$

Held-to-maturity investments	2,990,628	8,315	302	2,999,245
Available-for-sale investments	5,307,889	–	13,773	5,321,662
Equity securities	9,416	640	–	10,056
Other assets	–	–	8,891	8,891
Derivative assets (1)	–	4,901	–	4,901
Derivative liabilities (2)	–	(9,314)	–	(9,314)
Share appreciation rights	(13,010)	–	–	(13,010)
2025 Convertible Notes	–	–	(1,435,716)	(1,435,716)
2026 Convertible Notes	–	–	(1,366,818)	(1,366,818)

	8,294,923	4,542	(2,779,568)	5,519,897

(1)	Included in prepaid expenses and other assets in the consolidated balance sheets and not designated as hedges.
(2)	Included in accrued expenses and other payables in the consolidated balance sheets and not designated as hedges.

Reconciliations of Assets and Liabilities Categorized within Level 3
Reconciliations of assets and liabilities measured at fair value on a recurring basis and are categorized within Level 3 of the fair value hierarchy are as follows:

$

Available-for-sale investments
Balance as of January 1, 2023	35,126
Settlement	(278)
Impairment	(3,873)
Conversion into ordinary shares of investee	(9,945)
Net unrealized loss included in other comprehensive income	(588)

Balance as of December 31, 2023	20,442
Settlement	(167)
Impairment	(4,000)
Net unrealized loss included in other comprehensive income	(2,502)

Balance as of December 31, 2024	13,773

Investments carried at fair value
Balance as of January 1, 2023	178,233
Transfer out of Level 3 due to change in status (1)	(178,233)

Balance as of December 31, 2023/ December 31, 2024	–

Other assets
Balance as of January 1, 2023	9,668
Additions	122
Disposals	(464)
Fair value gain included in earnings	40
Translation gain included in other comprehensive income	99

Balance as of December 31, 2023	9,465
Additions	105
Disposals	(291)
Fair value gain included in earnings	39
Translation loss included in other comprehensive income	(427)

Balance as of December 31, 2024	8,891

(1)	See note 2(l) for more information.